Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Civil, Labor and Other Risks Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening balance	R$ 21,454
Closing balance	19,819	R$ 21,454
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Opening balance	3,634	4,426
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(226)
Subtotal	3,418	4,200
Adjustment / Interest (Note 23)	191	122
Changes in the period reflected in income	889	726
Increase	1,179	1,177
Reversal	(290)	(451)
Payment	(1,203)	(1,630)
Subtotal	3,295	3,418
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	216
Closing balance	3,511	3,634
Current	1,254	1,662
Non-current	2,257	1,972
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	8,579	6,821
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(980)	(957)
Subtotal	7,599	5,864
Adjustment / Interest (Note 23)	482	1,024
Changes in the period reflected in income	2,110	3,160
Increase	2,296	3,325
Reversal	(186)	(165)
Payment	(3,126)	(2,449)
Subtotal	7,065	7,599
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	950	980
Closing balance	8,015	8,579
Current	3,125	2,451
Non-current	4,890	6,128
Other [Member]
Disclosure of other provisions [line items]
Opening balance	976	573
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)		0
Subtotal	976	573
Adjustment / Interest (Note 23)		0
Changes in the period reflected in income	547	403
Increase	550	435
Reversal	(3)	(32)
Payment	(40)	0
Subtotal	1,483	976
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)		0
Closing balance	1,483	976
Current	1,483	976
Non-current		0
Civil labor and other provisions [member]
Disclosure of other provisions [line items]
Opening balance	13,189	11,820
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(1,196)	(1,183)
Subtotal	11,993	10,637
Adjustment / Interest (Note 23)	673	1,146
Changes in the period reflected in income	3,546	4,289
Increase	4,025	4,937
Reversal	(479)	(648)
Payment	(4,369)	(4,079)
Subtotal	11,843	11,993
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	1,166	1,196
Closing balance	13,009	13,189
Current	5,862	5,089
Non-current	R$ 7,147	R$ 8,100